Commitments and Contingencies - Share Repurchase Program (Q3) (Details) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Less than 1 year
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)		$ 8.80
1 year
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)		9.00
2 years
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)		9.20
3 years
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)		9.40
4 years
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)		9.60
5 years
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)		9.80
A stockholder's death or complete disability, 2 years or more
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)		$ 10.00
Repurchase price as a percentage of estimated value		100.00%
A stockholder's death or complete disability, 2 years or more | Common Stock
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value	100.00%
1 year - 2 years
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value		85.00%
1 year - 2 years | Common Stock
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value	85.00%
3 years - 4 years
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value		90.00%
3 years - 4 years | Common Stock
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value	90.00%
5 years and thereafter
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value		95.00%
5 years and thereafter | Common Stock
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value	95.00%
A stockholder's death or complete disability, less than 2 years
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value		95.00%
A stockholder's death or complete disability, less than 2 years | Common Stock
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value	95.00%
2019 Preferred Stock | Less than 1 year
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)	$ 8.80
2019 Preferred Stock | 1 year
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)	9.00
2019 Preferred Stock | 2 years
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)	9.20
2019 Preferred Stock | 3 years
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)	9.40
2019 Preferred Stock | 4 years
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)	9.60
2019 Preferred Stock | 5 years
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)	9.80
2019 Preferred Stock | A stockholder's death or complete disability, 2 years or more
Share Repurchase Program [Line Items]
Stock repurchase program, repurchase price per share (in dollars per share)	$ 10.00